Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	20.23%
Annual Return 2013	0.97%
Annual Return 2014	(2.73%)
Annual Return 2015	(6.96%)
Annual Return 2016	12.22%
Annual Return 2017	29.59%
Annual Return 2018	(14.18%)
Annual Return 2019	21.71%
Annual Return 2020	17.44%
Annual Return 2021	(5.11%)